Capital management (Tables)	12 Months Ended
Dec. 31, 2025
Capital management
Schedule of capital management

	December 31,	December 31,
	2024	2025

	(in thousands)
Total liabilities	$743,194	832,881
Less: cash and cash equivalents	218,148	257,504
	$525,046	575,377
Equity attributable to owners of Himax Technologies, Inc.	$890,061	893,392